SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 7,991,037	$ 12,002,454
Allowance for doubtful accounts		(75,619)
Accounts receivable, net	$ 7,991,037	$ 11,926,835